Income Taxes (Schedule Of Components Of Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax [Abstract]
Current taxes: In Israel	$ 4,896	$ 2,003	$ 3,191
Current taxes: Outside Israel	6,013	6,530	5,396
Current taxes	10,909	8,533	8,587
Deferred taxes: In Israel	(249)	1,425	(1,877)
Deferred taxes: Outside Israel	1,204	(3,564)	804
Deferred tax expense (benefit)	955	(2,139)	(1,073)
Taxes in respect of prior years: In Israel	(126)	(739)	(1,228)
Taxes in respect of prior years: Outside Israel	(48)
Taxes in respect of prior years	(174)	(739)	(1,228)
Income tax expense (benefit)	$ 11,690	$ 5,655	$ 6,286